Borrowings and financial liabilities - Change in financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings and financial liabilities
Balance at beginning of period	€ 28,863
Balance at end of period	23,640	€ 28,863
Conditional advances
Borrowings and financial liabilities
Balance at beginning of period	906	893
Proceeds		400
Repayment	(230)	(279)
Effect of amortized costs	14	33
IAS 20 Grant		(38)
Transfer non current to current	(26)	(103)
Balance at end of period	664	906
Non-convertible bonds
Borrowings and financial liabilities
Balance at beginning of period	2,740	940
Proceeds		3,927
Effect of amortized costs	282	33
Fair value Adjustments		(537)
Transaction costs Interest		(97)
Transfer non current to current	(1,300)	(1,524)
Balance at end of period	1,722	2,740
Convertible bonds
Borrowings and financial liabilities
Balance at beginning of period	1,647
Proceeds		2,250
Effect of amortized costs	145	15
Fair value Adjustments		(590)
Transaction costs Interest		(28)
Balance at end of period	1,792	1,647
Non-current financial lease obligations
Borrowings and financial liabilities
Balance at beginning of period	225
Repayment		(54)
New lease obligation	216	500
Transfer non current to current	(251)	(221)
Balance at end of period	190	225
Non-current financial derivative instrument
Borrowings and financial liabilities
Balance at beginning of period	536
Fair-value at initial recognition		464
Change in fair Value through profit or loss	(536)	72
Balance at end of period		536
Non-current financial liabilities
Borrowings and financial liabilities
Balance at beginning of period	5,518	1,833
Proceeds		6,577
Repayment	(230)	(333)
Effect of amortized costs	441	75
New lease obligation	216	500
Fair value Adjustments		(1,127)
IAS 20 Grant		(38)
Transaction costs Interest		125
Transfer non current to current	(1,577)	(1,848)
Balance at end of period	4,368	5,518
Conditional advances
Borrowings and financial liabilities
Balance at beginning of period	377	274
Effect of amortized costs	15
Transfer non current to current	26	103
Balance at end of period	418	377
Non-convertible bonds
Borrowings and financial liabilities
Balance at beginning of period	1,524	3,454
Repayment	(1,844)	(3,550)
Effect of amortized costs	37	96
Transfer non current to current	1,300	1,524
Balance at end of period	1,016	1,524
Convertible bonds
Borrowings and financial liabilities
Balance at beginning of period	6,627	7,357
Proceeds	10,000	14,550
Repayment		(910)
Change in fair Value through profit or loss	675	1,707
Conversion in equity	(10,840)	(16,082)
Balance at end of period	6,462	6,627
CIR prefinancing debt
Borrowings and financial liabilities
Balance at beginning of period	3,287	2,134
Proceeds	1,834	3,011
Repayment	(3,458)	(2,252)
Effect of amortized costs	39	43
Transaction costs Interest	150	79
Guarantee deposit	183	272
Balance at end of period	2,035	3,287
Current lease obligations
Borrowings and financial liabilities
Balance at beginning of period	221
Repayment	(244)
New lease obligation	52
Transfer non current to current	251	221
Balance at end of period	280	221
Current financial liabilities
Borrowings and financial liabilities
Balance at beginning of period	12,036	13,219
Proceeds	11,834	17,561
Repayment	(5,546)	(6,712)
Effect of amortized costs	91	139
New lease obligation	52
Change in fair Value through profit or loss	675	1,707
Transaction costs Interest	150	79
Conversion in equity	(10,840)	(16,082)
Guarantee deposit	183	272
Transfer non current to current	1,576	1,848
Balance at end of period	10,212	12,036
Current derivative financial instruments
Borrowings and financial liabilities
Balance at beginning of period	788
Fair-value at initial recognition		710
Change in fair Value through profit or loss	(775)	78
Balance at end of period	€ 13	€ 788